Stockbased Compensation, Stock Option Disclosures (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Stock-based Compensation Expense Disclosure [Abstract]
Tax benefit related to employees' and directors' stock plans	$ 46.6		$ 18.7	$ 14.6
Expected Stock Price Volatility	33.00%		34.00%	33.00%
Risk Free Interest Rate	0.70%		0.80%	1.70%
Expected Life of Options (years)	4 years 6 months		4 years 6 months	4 years 1 month
Expected Annual Dividend	0.80%		0.90%	0.00%
Weighted Average Grant Date Fair Value of Options Granted in Period (in dollars per share)	$ 19.84		$ 15.36	$ 15.79
Total Intrinsic Value of Options Exercised in Period	189.8		125.4	85.3
Options Outstanding [Roll Forward]
Options Outstanding, Beginning Balance	15.3
Granted	1.9
Exercised	(5.1)
Canceled / Expired	(0.6)
Options Outstanding, Ending Balance	11.5		15.3
Options, Additional Disclosures [Abstract]
Options Outstanding, Weighted Average Exercise Price, Beginning of Period (in dollars per share)	$ 49.07
Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 74.29
Exercises in Period, Weighted Average Exercise Price (in dollars per share)	$ 44.79
Canceled / Expired in Period, Weighted Average Exercise Price (in dollars per share)	$ 56.38
Options Outstanding, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 54.81		$ 49.07
Options Outstanding, Weighted Average Remaining Contractual Term	4 years 1 month
Options Vested and Unvested Expected to Vest	11.1
Options Vested and Unvested Expected to Vest, Weighted Average Exercise Price (in dollars per share)	$ 54.47
Options Vested and Unvested Expected to Vest, Weighted Average Remaining Contractual Term	4 years 1 month
Options Vested and Unvested Expected to Vest, Aggregate Intrinsic Value	629.6	[1]
Options Exercisable	5.4
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 48.49
Options Exercisable, Weighted Average Remaining Contractual Term	3 years 1 month
Options Exercisable, Intrinsic Value	$ 336.8	[1]
Common Stock, Market Value Per Share	$ 111.35
Minimum [Member] | Stock Options [Member]
Stock-based Compensation Expense Disclosure [Abstract]
Award Requisite Service Period	3 years
Option Term	7 years
Maximum [Member] | Stock Options [Member]
Stock-based Compensation Expense Disclosure [Abstract]
Award Requisite Service Period	5 years
Option Term	10 years

[1]	Market price per share on December 31, 2013 was $111.35. The intrinsic value is zero for options with exercise prices above the market price.